Financial Instruments (Details 1) - Level 3 of fair value hierarchy [member] - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of fair value of plan assets [line items]
Balance at beginning of the year	₪ 384	₪ 455
Additions	11
Capital return	(55)	(100)
Deconsolidation	(10)
Impairment through profit or loss		(15)
Revaluation through capital reserve	39	37
Translation adjustments from foreign operations	(21)	7
Balance at end of the year	₪ 348	₪ 384